UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 165.7%
Long-Term Municipal Bonds - 165.7%
Alabama - 2.1%
Alabama Pub Sch & Clg Auth
Series 2009A
5.00%, 5/01/19 (Pre-refunded/ETM)	$3,000	$3,585,540
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.25%, 1/01/18-1/01/23	3,100	3,105,913
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 2004C
5.125%, 11/15/24	1,500	1,511,550

		8,203,003

Alaska - 1.1%
Alaska Intl Arpt
NPFGC Series 2003B
5.00%, 10/01/26	2,000	2,006,080
Four Dam Pool AK Elec
Series 2004A
5.00%, 7/01/14 (Pre-refunded/ETM)	1,035	1,054,914
5.25%, 7/01/14 (Pre-refunded/ETM)	1,385	1,413,046

		4,474,040

Arizona - 1.5%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,272,338
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	4,603,690

		5,876,028

California - 25.5%
Bay Area Toll Auth CA
Series 2013S
5.00%, 4/01/32	5,720	6,159,182
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	4,860	5,747,387
California GO
5.00%, 11/01/30-2/01/33	6,065	6,657,155
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37-11/21/45 (a)	7,370	6,614,905
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 1996A
5.30%, 7/01/21	4,000	4,109,800
Coast CA CCD GO
AGM
5.00%, 8/01/23-8/01/24 (b)	11,370	12,676,072
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (b)	4,480	5,095,239

	Principal Amount (000)	U.S. $ Value
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 2004A
5.25%, 9/01/24	2,000	2,033,080
Los Angeles CA CCD GO
Series 2008F-1
5.00%, 8/01/28	5,800	6,396,530
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,374,538
Los Angeles CA Dept W&P Pwr
Series 2013A
5.00%, 7/01/30	6,255	6,932,041
Series 2013B
5.00%, 7/01/30	10,000	11,133,600
Los Angeles CA Dept W&P Wtr
Series 2013B
5.00%, 7/01/32	3,840	4,243,008
Los Angeles Cnty CA MTA Sales Tax
Series 2013B
5.00%, 7/01/34	1,770	1,939,531
San Bernardino Cnty CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,539,419
Univ of California
Series 2012G
5.00%, 5/15/31	7,000	7,674,730
Series 2013A
5.00%, 5/15/30	5,355	5,972,913

		101,299,130

Colorado - 6.4%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,525,852
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,564,557
Denver City & Cnty CO Arpt (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,192,823
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/25	6,865	7,176,122
Northwest Met Dist #3 CO
6.125%, 12/01/25	1,000	928,020
Park Creek Met Dist CO
Series 05
5.25%, 12/01/25	3,000	3,131,850
5.50%, 12/01/30	890	927,380
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/19 (c)	1,180	590,000
6.125%, 12/01/22 (c)(d)	1,970	492,500

		25,529,104

	Principal Amount (000)	U.S. $ Value
Connecticut - 8.7%
Connecticut GO
Series 2013C
5.00%, 7/15/27	7,165	8,146,318
Series 2013E
5.00%, 8/15/29	4,800	5,362,512
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
5.00%, 1/01/29	13,855	15,410,501
Series 2011A
5.00%, 12/01/28	5,000	5,548,800

		34,468,131

District of Columbia - 1.4%
District of Columbia GO
Series 2013A
5.00%, 6/01/29	5,000	5,608,850

Florida - 5.3%
Florida HFC MFHR (Westlake Apts)
AGM Series 2002-D1
5.40%, 3/01/42	8,780	8,781,668
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,663,844
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	4,152,080
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	1,940	1,941,843
Univ of Central FL COP
NPFGC-RE Series 2004A
5.125%, 10/01/24	1,325	1,330,035

		20,869,470

Georgia - 0.4%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2012B
5.00%, 1/01/28	1,355	1,478,617

Hawaii - 1.3%
Hawaii Arpts Sys
Series 2010A
5.00%, 7/01/34	5,000	5,191,100

Illinois - 9.4%
Chicago IL GO
AGM Series 2004A
5.00%, 1/01/25	380	380,498
Chicago IL O’Hare Intl Arpt (O’hare Intl Arpt)
XLCA Series 2003B-1
5.25%, 1/01/34	4,860	4,870,255

	Principal Amount (000)	U.S. $ Value
Chicago IL Wtr
5.00%, 11/01/26	2,000	2,117,400
Cook Cnty IL HSD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,085,880
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,577	2,461,473
Illinois Finance Auth (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,113,437
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/31-1/01/32	10,145	10,791,789
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,700	1,651,635
Univ of Illinois
AGM
5.25%, 10/01/26 (b)	10,800	11,910,564

		37,382,931

Indiana - 0.6%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/14 (Pre-refunded/ETM)	2,150	2,200,590

Kentucky - 1.4%
Kentucky Turnpike Auth (Kentucky Turnpike Auth Spl Tax)
Series 2013A
5.00%, 7/01/29	5,000	5,575,300

Louisiana - 4.4%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,443,405
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	535	568,898
New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,354,372
5.25%, 12/01/20	1,000	1,073,140
NPFGC Series 05
5.00%, 12/01/29	2,700	2,794,473
RADIAN Series 2007A
5.00%, 12/01/22	5,875	6,219,804

		17,454,092

Massachusetts - 6.7%
Massachusetts Dev Fin Agy (Olin College)
Series 2013E
5.00%, 11/01/38	5,000	5,247,350

	Principal Amount (000)	U.S. $ Value
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	14,213,030
Series 2012B
5.00%, 8/15/28-8/15/30	6,345	7,132,913

		26,593,293

Michigan - 8.6%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,221,804
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	5,000	4,949,600
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30 (a)	4,000	3,864,280
Plymouth MI Ed Ctr Charter Sch
5.125%, 11/01/23	2,140	1,934,196
Wayne State Univ MI
Series 2009A
5.00%, 11/15/29	16,500	17,360,145

		34,330,025

Minnesota - 0.3%
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 2004
5.10%, 9/01/25	1,200	1,206,348

Mississippi - 1.0%
Gulfport MS Hosp Fin Auth (Memorial Hosp At Gulfport)
Series 2001A
5.75%, 7/01/31	4,000	4,007,960

Missouri - 0.6%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 2008C
5.00%, 4/01/28	2,000	2,208,600

New Hampshire - 0.2%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	832,144

New Jersey - 4.6%
Morris-Union NJ Jt Comm COP
RADIAN
5.00%, 5/01/14 (Pre-refunded/ETM)	5,095	5,204,288
New Jersey EDA
Series 2005O
5.25%, 3/01/15 (Pre-refunded/ETM)	500	526,920
New Jersey Turnpike Auth (New Jersey Turnpike)

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 1/01/29	6,500	7,094,685
Series 2013A
5.00%, 1/01/31	5,000	5,379,650

		18,205,543

New York - 28.4%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/29	4,000	4,305,680
Series 2012F
5.00%, 11/15/27-11/15/30	6,575	7,068,653
Series 2013A
5.00%, 11/15/29	1,830	1,976,455
Series 2013C
5.00%, 11/15/32	1,000	1,067,220
New York NY GO
Series 2004G
5.00%, 12/01/23	845	873,308
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	1,155	1,276,829
5.00%, 6/01/22	5	5,472
Series 2010E
5.00%, 8/01/28	1,690	1,839,075
Series 2012B
5.00%, 8/01/30	5,070	5,527,111
Series 2012I
5.00%, 8/01/28	8,780	9,658,702
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	5,000	5,596,350
Series 2013D
5.00%, 6/15/34	3,600	3,893,220
New York NY Trnsl Fin Auth
Series 2007B
5.00%, 11/01/24	7,395	8,212,591
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (b)	7,000	7,789,530
Series 2012B
5.00%, 3/15/32	7,600	8,220,160
Series 2012D
5.00%, 2/15/29	8,000	8,798,160
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (b)	7,000	7,789,075
5.00%, 6/15/27	5,000	5,655,950
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 2005A
5.00%, 9/15/25	300	312,951
Port Authority of NY & NJ
Series 20131
5.00%, 12/01/32	4,400	4,655,244
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/26	10,000	11,233,400
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
Series 2007A
6.00%, 9/15/27	1,775	1,446,146

	Principal Amount (000)	U.S. $ Value
Utility Debt Securitization Auth NY
Series 2013T
5.00%, 12/15/30	5,000	5,665,300

		112,866,582

North Carolina – 1.0%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 2004A
5.25%, 7/01/24	2,895	2,939,264
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM
5.25%, 6/01/22	1,080	1,207,030

		4,146,294

Ohio – 1.1%
Central OH Solid Wst Auth
5.00%, 6/01/22 (Pre-refunded/ETM)	355	428,407
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (c)	1,840	1,374,020
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31 (c)	5,000	1,663,050
Summit Cnty OH Port Auth
5.00%, 12/01/25	1,000	1,101,000

		4,566,477

Oregon – 2.7%
Forest Grove OR (Pacific Univ)
RADIAN Series 2005A
5.00%, 5/01/28	4,760	4,790,892
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25	5,000	5,810,250

		10,601,142

Pennsylvania – 2.4%
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	502,985
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	1,700	1,771,876
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	3,495	3,786,099
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/28	1,500	1,664,490

	Principal Amount (000)	U.S. $ Value
Philadelphia PA IDA (Leadership Learning Partners)
Series 2005A
5.25%, 7/01/24 (c)	1,150	883,177
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	1,017,175

		9,625,802

Puerto Rico - 1.6%
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	1,705	1,336,805
Series 2006A
5.25%, 7/01/23	2,625	1,863,173
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	1,000	891,790
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007N
5.50%, 7/01/22	3,370	2,416,661

		6,508,429

Rhode Island - 1.5%
Rhode Island Hlth & Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	5,877,440

South Carolina - 3.9%
Charleston SC Edl Excellence Fin Corp.
5.25%, 12/01/15 (Pre-refunded/ETM)	2,000	2,178,220
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	1,600	1,711,456
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	5,450	5,700,972
South Carolina Pub Svc Auth
Series 2012A
5.00%, 12/01/27	5,465	6,005,762

		15,596,410

Tennessee - 0.6%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 2006C
5.00%, 9/01/22	1,760	1,809,931
5.25%, 9/01/26	725	742,291

		2,552,222

Texas - 24.1%
Alvin TX ISD GO
Series 2009B
5.00%, 2/15/28	960	1,035,955

	Principal Amount (000)	U.S. $ Value
Austin TX Wtr & Wstwtr Sys
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,070,873
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	480	481,315
Dallas TX ISD GO
6.00%, 2/15/28	2,500	2,874,650
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	6,200,261
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	8,639,115
Frisco TX GO
NPFGC-RE
5.00%, 2/15/16 (Pre-refunded/ETM)	3,220	3,522,261
Harris Cnty TX Met Trnsp Auth
Series 2011A
5.00%, 11/01/26	4,000	4,498,680
Houston TX Util Sys
Series 2011D
5.00%, 11/15/25-11/15/26	8,500	9,666,360
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,136,443
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27	2,000	2,021,760
Seguin Hgr Ed Fac Corp. TX
Series 04
5.25%, 9/01/14 (Pre-refunded/ETM)	2,250	2,314,935
Texas GO
Series 2005A
5.00%, 4/01/28	8,000	8,296,880
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Proj Segment#3)
6.75%, 6/30/43	3,000	3,193,320
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	1,876,640
Texas Trnsp Comm
5.00%, 4/01/23 (b)	20,600	23,180,356
Univ of Texas
Series 2009A
5.25%, 8/15/22	6,825	7,934,745

		95,944,549

Virginia - 1.5%
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/28	5,340	5,976,208

Washington - 4.0%
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/23	5,250	6,055,455

	Principal Amount (000)	U.S. $ Value
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,588,544
Series 2009
5.00%, 6/01/27	3,885	4,175,326

		15,819,325

Wisconsin - 1.4%
Wisconsin GO
Series 20033
5.00%, 11/01/26	1,735	1,738,175
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
NPFGC Series 2002A
5.60%, 5/01/33	3,975	3,976,749

		5,714,924

Total Municipal Obligations (cost $642,735,183)		658,790,103

	Shares
SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (e) (cost $16,172,270)	16,172,270	16,172,270

Total Investments - 169.8% (cost $658,907,453) (f)		674,962,373
Other assets less liabilities - (8.9)%		(35,215,581)
Preferred Shares at liquidation value - (60.9)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (g)		$397,521,792

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $10,479,185 or 2.6% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,816,647 and gross unrealized depreciation of investments was $(12,761,727), resulting in net unrealized appreciation of $16,054,920.
(g)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2014, the Fund held 25.2% of net assets in insured bonds (of this amount 8.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BMC	-	Baptist Medical Center
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
HSD	-	High School District
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$637,461,149		$21,328,954		$658,790,103
Short-Term Investments		16,172,270		– 0	–	– 0	–	16,172,270

Total Investments in Securities		16,172,270		637,461,149		21,328,954		674,962,373
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$16,172,270		$637,461,149		$21,328,954		$674,962,373

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$23,128,578		$23,128,578
Accrued discounts/(premiums)	(5,370)		(5,370)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(1,794,254)		(1,794,254)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/14	$21,328,954		$21,328,954

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$(1,794,254)		$(1,794,254)

The following presents information about significant unobservable inputs related to the Fund with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$21,328,954	Third Party Vendor	Evaluated Quotes	$25.00 – $120.68/ $87.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014